Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Property and Equipment, net

Note 5 – Property and Equipment, net

Property and equipment consist of the following as of the periods indicated (in thousands):

	Useful life (years)	March 31, 2021	December 31, 2020
Furniture and fixtures	2-7	$3,225	$3,265
Computers and equipment	3-5	3,630	3,502
Autos and trucks	5	454	413
Tooling	5	1,150	1,150
Leasehold improvements	Shorter of remaining lease term or estimated useful life	4,443	4,097

Total Property and equipment		12,902	12,427

Less: accumulated depreciation and amortization		(5,023)	(4,407)
Construction-in-progress		267	1,171

Property and equipment, net		$8,146	$9,191

Depreciation expense was $0.7 million and $0.6 million for the three months ended March 31, 2021 and 2020, respectively. Of the total depreciation for the three months ended March 31, 2021 and 2020, $0.3 million and $0.3 million, respectively, were recorded in Cost of sales and $0.4 million and $0.3 million, respectively, were recorded in General and administrative expenses in the Condensed Consolidated Statements of Comprehensive Loss.

Note 6 – Property and Equipment, net

Property and equipment consist of the following at December 31, 2020 and 2019:

(in thousands)	Useful life (years)	2020	2019
Furniture and fixtures	2-7	$3,265	$2,542
Computers and equipment	3-5	3,502	2,755
Autos and trucks	5	413	308
Tooling	5	1,150	1,145
Leasehold improvements	Shorter of remaining lease term or estimated useful life	4,097	3,692

Total Property and equipment		12,427	10,442

Less: accumulated depreciation and amortization		(4,407)	(2,237)
Construction-in-progress		1,171	2,595

Property and equipment, net		$9,191	$10,800

Depreciation expense was $2.6 million, $1.4 million and $0.6 million for each of the three years in the period ended December 31, 2020,, respectively. Of the total depreciation for each of the three years in the period ended December 31, 2020, $1.2 million, $0.7 million and $0.3 million, respectively, were recorded in Cost of sales and $1.4 million, $0.7 million and $0.3 million, respectively, were recorded in General and administrative expenses in the Consolidated Statements of Comprehensive Loss.